Expense Example - Alps Equal Sector Weight ETF - Alps Equal Sector Weight ETF Shares	Sep. 10, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 28
Expense Example, with Redemption, 3 Years	126
Expense Example, with Redemption, 5 Years	234
Expense Example, with Redemption, 10 Years	$ 549